Pensions	12 Months Ended
Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Pensions
22 Pensions
Accounting policies
Equinor has pension plans for employees that either provide a defined pension benefit upon retirement or a pension dependent on
defined contributions and related returns. A portion of the contributions are provided for as notional contributions, for which the liability
increases with a promised notional return, set equal to the actual return of assets invested through the ordinary defined contribution
plan. For defined benefit plans, the benefit to be received by employees generally depends on many factors including length of
service, retirement date and future salary levels.
Equinor's proportionate share of multi-employer defined benefit plans is recognised as liabilities in the Consolidated balance sheet as
sufficient information is considered available, and a reliable estimate of the obligation can be made.
The cost of pension benefit plans is expensed over the period that the employees render services and become eligible to receive
benefits. The calculation is performed by an external actuary. Equinor's net obligation from defined benefit pension plans is calculated separately for each plan by estimating the amount of future benefit that employees have earned in return for their services in the
current and prior periods. That benefit is discounted to determine its present value, and the fair value of any plan assets is deducted.
The discount rate is the yield at the balance sheet date, reflecting the maturity dates approximating the terms of Equinor's obligations.
On 31 December 2022, the discount rate for the defined benefit plans in Norway was established on the basis of seven years'
mortgage covered bonds interest rate extrapolated on a yield curve which matches the duration of

Equinor's payment portfolio for
earned benefits, which was calculated to be 13.5 years at the end of 2022. The present values of the defined benefit obligation, the
related current service cost and past service cost are measured using the projected unit credit method. The assumptions for expected
wage growth, expected rate of pension increase and the expected increase of social security base amount (G-amount) are based on
agreed regulation in the plans, historical observations, future expectations of the assumptions and the relationship between these
assumptions. For members in Norway, the mortality table K2013, issued by The Financial Supervisory Authority of Norway, is used as the best mortality estimate. Social security tax is calculated based on a pension plan's net funded status and is included in the defined
benefit obligation.
The recognition of a net surplus for the funded plan is based on the assumption that the net assets represent a future value for
Equinor, either as a possible distribution to premium fund which can be used for future funding of new liabilities, or as disbursement of equity in the pension fund.
The net interest related to defined benefit plans is calculated by applying the discount rate to the net present value of the benefit
obligation and is presented in the Consolidated statement of income within Net financial items. The difference between estimated
interest income and actual return is recognised in the Consolidated statement of comprehensive income as actuarial gains/losses.
Actuarial gains and losses are recognised in full in the Consolidated statement of comprehensive income in the period in which they
occur, while actuarial gains and losses related to provision for termination benefits are recognised in the Consolidated statement of income in the period in which they occur. Due to the parent company Equinor ASA's functional currency being USD, the significant part of Equinor's pension obligations will be payable in a foreign currency (i.e. NOK). As a consequence, actuarial gains and losses
related to the parent company's pension obligations include the impact of exchange rate fluctuations.
Contributions to defined contribution schemes are recognised in the Consolidated statement of income as pension costs in the period
in which the contribution amounts are earned by the employees.
Notional contribution plans, reported in the parent company Equinor ASA, are recognised as Pension liabilities with the actual value of
the notional contributions and promised return at reporting date. Notional contributions are recognised in the Consolidated statement
of income as periodic pension cost, while changes in fair value of the employees’ notional assets are reflected in the Consolidated
statement of income under Net financial items.
Periodic pension cost is accumulated in cost pools and allocated to business areas and Equinor’s operated joint operations (licences)
on an hours’ incurred basis and recognised in the Consolidated statement of income based on the function of the cost.
Pension plans in Equinor
The main pension plans for Equinor ASA and its most significant subsidiaries are defined contribution plans which includes certain unfunded elements (notional contribution plans ). In addition, several employees and former employees of the Equinor Group is a member of certain defined benefit plans. The benefit plan in Equinor ASA was closed in 2015 for new employees and for employees
with more than 15 years to regular retirement age. Equinor's defined benefit plans are generally based on a minimum of 30 years of service and 66% of the final salary level, including an assumed benefit from the Norwegian National Insurance Scheme.

The
Norwegian companies in the group are subject to, and complies with, the requirements of the Norwegian

Mandatory Company
Pensions Act.
The defined benefit plans in Norway are managed and financed through Equinor Pensjon (Equinor's pension fund - hereafter Equinor
Pension). Equinor Pension is an independent pension fund that covers the employees in Equinor's

Norwegian companies. The
pension fund's assets are kept separate from the company's and group companies' assets. Equinor Pension is supervised by the
Financial Supervisory Authority of Norway ("Finanstilsynet") and is licenced to operate as a pension fund.
Equinor has more than one defined benefit plan, but the disclosure is made in total since the plans are not subject to materially different risks. Pension plans outside Norway are not material and as such not disclosed separately. The tables in this note present pension costs on a gross basis before allocation to licence partners. In the Consolidated statement of income, the pension costs in
Equinor ASA are presented net of costs allocated to licence partners.
Equinor is also a member of a Norwegian national agreement-based early retirement plan (“AFP”), and the premium is calculated based on the employees' income but limited to 7.1 times the basic amount in the National Insurance scheme (7.1 G).

The premium is
payable for all employees until age 62
. Pension from the AFP scheme will be paid from the AFP plan administrator to employees for
their full lifetime.
Net pension cost
(in USD million) 2022 2021 2020
Notional contribution plans 57 60 55
Defined benefit plans 188 216 184
Defined contribution plans 213 213 192
Total net pension cost 458 488 432
In addition to the pension cost presented in the table above, financial items related to defined benefit plans are included in the
Consolidated statement of income within Net financial items. Interest cost and changes in fair value of notional contribution plans
amounts to USD 105

million in 2022 and USD
238

million in 2021. Interest income of USD
116

million has been recognised in 2022,
and USD 106

million in 2021.
Changes in pension liabilities and plan assets

during the year
(in USD million) 2022 2021
Pension liabilities at 1 January 9,358 9,216
Current service cost 183 208
Interest cost 105 238
Actuarial (gains)/losses and currency effects (1,785) (72)
Changes in notional contribution liability and other

effects
67 63
Benefits paid (258) (295)
Pension liabilities at 31 December 7,670 9,358
Fair value of plan assets at 1 January 6,404 6,234
Interest income 116 106
Return on plan assets (excluding interest income) (622) 291
Company contributions 104 114
Benefits paid (121) (137)
Other effects 6 -
Foreign currency translation effects (669) (204)
Fair value of plan assets at 31 December 5,218 6,404
Net pension liability at 31 December 2,452 2,954
Represented by:
Asset recognised as non-current pension assets

(funded plan)
1,219 1,449
Liability recognised as non-current pension liabilities

(unfunded plans)
3,671 4,403
Pension liabilities specified by funded and unfunded

pension plans
7,670 9,358
Funded 3,999 4,955
Unfunded 3,671 4,403
Equinor recognised an actuarial gain from changes in financial assumptions in 2022, mainly due to a larger increase in discount rate
compared to the other assumptions. An actuarial loss was recognised in 2021.
Actuarial losses and gains recognised directly

in Other comprehensive income (OCI)
(in USD million) 2022 2021 2020
Net actuarial (losses)/gains recognised in OCI

during the year
174 63 3
Foreign currency translation effects 287 84 (109)
Tax effects of actuarial (losses)/gains recognised in OCI (105) (35) 19
Recognised directly in OCI during the year, net of tax 356 112 (87)
Actuarial assumptions
Assumptions used to determine
benefit costs in %
Assumptions used to determine
benefit obligations in %
Rounded to the nearest quartile 2022 2021 2022 2021
Discount rate
2.00 1.75 3.75 2.00
Rate of compensation increase
2.50 2.00 3.50 2.50
Expected rate of pension increase
1.75 1.25 2.75 1.75
Expected increase of social security base amount (G-amount)
2.25 2.00 3.25 2.25
Weighted-average duration of the defined benefit obligation
13.5 15.2
The assumptions presented are for the Norwegian companies in Equinor which are members of

Equinor's pension fund. The defined
benefit plans of other subsidiaries are immaterial to the consolidated pension assets and liabilities.
Sensitivity analysis
The table below presents an estimate of the potential effects of changes in the key assumptions for the defined benefit plans. The
following estimates are based on facts and circumstances as of 31 December 2022.
Discount rate
Expected rate of
compensation
increase
Expected rate of
pension increase Mortality assumption
(in USD million) 0.50% -0.50% 0.50% -0.50% 0.50% -0.50% + 1 year - 1 year
Effect on:
Defined benefit obligation at 31 December 2022 (491) 553 109 (104) 462 (422) 285 (257)
Service cost 2023 (16) 18 8 (7) 12 (11) 6 (5)
The sensitivity of the financial results to each of the key assumptions has been estimated based on the assumption that all other
factors would remain unchanged. The estimated effects on the financial result would differ from those that would actually appear in the
Consolidated financial statements because the Consolidated financial statements would also reflect the relationship between these
assumptions.
Pension assets
The plan assets related to the defined benefit plans were measured at fair value. Equinor Pension invests in both financial assets and
real estate.
The table below presents the portfolio weighting as approved by the board of Equinor Pension for 2022. The portfolio weight during a
year will depend on the risk capacity.
Target portfolio
weight (in %) 2022 2021
Equity securities 32.9 34.1

29-38
Bonds 53.1 50.2

46-59
Money market instruments 7.4 9.1

0-14
Real estate 6.6 6.6

5-10
Total 100.0 100.0
In 2022, 44 % of the equity securities and 3 % of bonds had quoted market prices in an active market. 54 % of the equity securities,
97 % of bonds and 100
% of money market instruments had market prices based on inputs other than quoted prices. If quoted market
prices are not available, fair values are determined from external calculation models based on market observations from various
sources.
In 2021, 61 % of the equity securities and 3 % of bonds had quoted market prices in an active market. 37 % of the equity securities,
97 % of bonds and 100
% of money market instruments had market prices based on inputs other than quoted prices.
For definition of the various levels, see note 28 Financial instruments and fair value measurement.
Estimated company contributions to be made to Equinor Pension in 2023 is approximately USD 108 million.